Subsequent Events (Additional Information) (Details) - USD ($) $ in Millions	Mar. 15, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Subsequent Event [Line Items]
Common stock, shares issued		92,619,641	66,155,340	9,162,976
HX Trackers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash paid as purchase price	$ 4.3
Common stock issued for business acquisition	1,400,000
Earn-out of an additional share capital	1,600,000